Acquisitions (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended	10 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 30, 2011 USD ($)	Jan. 03, 2011 Corporate Joint Venture [Member] AGCO-Amity JV [Member] USD ($)	Dec. 31, 2011 Corporate Joint Venture [Member] AGCO-Amity JV [Member] USD ($)	Mar. 03, 2011 Corporate Joint Venture [Member] AGCO-Amity JV [Member] USD ($)	Dec. 31, 2011 GSI Holdings Corp. [Member] USD ($)	Nov. 30, 2011 GSI Holdings Corp. [Member] USD ($)	Nov. 30, 2011 Dafeng [Member] USD ($)	Dec. 31, 2011 Dafeng [Member] USD ($)	Nov. 30, 2011 Dafeng [Member] CNY	Mar. 03, 2011 Laverda [Member] EUR (€)	Dec. 31, 2011 Laverda [Member]	Dec. 31, 2011 Laverda [Member] USD ($)	Dec. 31, 2011 Laverda [Member] EUR (€)	Mar. 03, 2011 Laverda [Member] USD ($)	Dec. 15, 2010 Sparex Holdings Ltd [Member] GBP (£)	Dec. 31, 2010 Sparex Holdings Ltd [Member] USD ($) countries	Dec. 31, 2010 Sparex Holdings Ltd [Member] GBP (£)	Dec. 31, 2011 5 7/8% Senior Notes due 2021 [Member] GSI Holdings Corp. [Member] USD ($)
Company acquired, purchase price							$ 25.0		$ 932.2	$ 27.0		172.0	€ 63.8				$ 88.3		$ 81.5	£ 51.6
Cash acquired, net					5.0					17.1			1.2					2.7
Proceeds from issuance of Senior Notes used for acquisition								300.0
Amount of purchase price paid								929.7
Deferred income tax provision (benefit)	(127.6)	2.9	(21.9)					149.3
Indebtedness of Company acquired				41.1	6.2				303.1
Company acquired, percent					50.00%					80.00%							50.00%
Ownership percentage after business acquisition														100.00%
Intangible assets acquired	519.0								438.5										28.6
Goodwill acquired									533.9										25.9
Gain on business acquisition															0.7
Intangible assets acquired percent						100.00%
Global distribution of accessories and equipment replacement in countries																			17	17
Fair value of noncontrolling interest						30.0					4.6
Fair Value of Assets Acquired															74.2	53.6
Debt principal amount																					300.0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	249.4
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ 2.5